Fair Value - Assets and Liabilities Measured At Fair Value On Recurring Basis Using Significant Unobservable Inputs (Details) - Level 3 - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Loans held for investment
Assets
Beginning balance	$ 10,659,984	$ 11,171,736	$ 11,587,382	$ 10,894,577
Total gain or losses included in earnings	132,499	272,802	190,714	627,251
Purchases and additions, net	1,143,109	4,438,629	6,165,003	3,616,667
Sales and settlements	(534,738)	(2,235,651)	(2,178,245)	(1,536,977)
Transfers in/(out) between categories	(229,118)	(2,060,134)	(3,742,756)	(2,941,534)
Ending balance	11,171,736	11,587,382	12,022,098	10,659,984
Loans held for investment, subject to nonrecourse debt
Assets
Beginning balance	5,396,167	5,291,444	6,218,194	3,511,212
Total gain or losses included in earnings	(37,757)	71,126	(744,123)	304,663
Purchases and additions, net	21,064	80,542	117,010	136,838
Sales and settlements	(360,128)	(1,275,674)	(1,847,648)	(1,285,902)
Transfers in/(out) between categories	272,098	2,050,756	3,711,205	2,729,356
Ending balance	5,291,444	6,218,194	7,454,638	5,396,167
Loans held for sale
Assets
Beginning balance	142,226	118,396	149,426	164,830
Total gain or losses included in earnings	2,316	532	(15,213)	(992)
Purchases and additions, net	164,450	879,172	1,119,578	348,951
Sales and settlements	(147,687)	(857,503)	(1,103,492)	(554,141)
Transfers in/(out) between categories	(42,909)	8,829	11,562	183,578
Ending balance	118,396	149,426	161,861	142,226
MSR
Assets
Beginning balance	180,684	267,364	427,942	2,600
Total gain or losses included in earnings	20,349	(15,200)	22,989	4,562
Purchases and additions, net	74,978	178,279	122,362	173,522
Sales and settlements	(8,647)	(2,501)	(478,197)	0
Transfers in/(out) between categories	0	0	0	0
Ending balance	267,364	427,942	95,096	180,684
Retained Bonds
Assets
Beginning balance		0	55,614
Total gain or losses included in earnings		1,344	(8,668)
Purchases and additions, net		54,752	0
Sales and settlements		(482)	(507)
Transfers in/(out) between categories		0	0
Ending balance	0	55,614	46,439
Purchase commitments
Assets
Beginning balance			0
Total gain or losses included in earnings			9,356
Purchases and additions, net			0
Sales and settlements			0
Transfers in/(out) between categories			0
Ending balance		0	9,356
Debt Securities
Assets
Beginning balance	0			102,260
Total gain or losses included in earnings				2,288
Purchases and additions, net				24,489
Sales and settlements				(129,037)
Transfers in/(out) between categories				0
Ending balance				0
Investments
Assets
Beginning balance	18,934	9,470	6,000	20,508
Total gain or losses included in earnings	(9,464)	(3,470)	(6,000)	(5,512)
Purchases and additions, net	0	0	0	3,938
Sales and settlements	0	0	0	0
Transfers in/(out) between categories	0	0	0	0
Ending balance	9,470	6,000	0	18,934
HMBS related obligations
Liabilities
Beginning balance	(9,788,668)	(9,926,132)	(10,422,358)	(9,320,209)
Total gain or losses included in earnings	(41,434)	62,306	(29,015)	(359,951)
Purchases and additions, net	(602,172)	(2,491,919)	(2,870,650)	(2,051,953)
Settlements	506,142	1,933,387	2,325,268	1,943,445
Ending balance	(9,926,132)	(10,422,358)	(10,996,755)	(9,788,668)
Nonrecourse debt in consolidated VIE trusts
Liabilities
Beginning balance	(5,257,754)	(5,205,892)	(5,857,069)	(3,490,196)
Total gain or losses included in earnings	(30,770)	(74,333)	316,963	(294,802)
Purchases and additions, net	(575,668)	(1,813,458)	(3,202,519)	(3,110,368)
Settlements	658,300	1,236,614	1,566,768	1,637,612
Ending balance	(5,205,892)	(5,857,069)	(7,175,857)	(5,257,754)
Nonrecourse commercial loan financing liability
Liabilities
Beginning balance		0	(111,738)
Total gain or losses included in earnings		1,019	2,527
Purchases and additions, net		(176,863)	(205,746)
Settlements		64,106	208,199
Ending balance	0	(111,738)	(106,758)
Nonrecourse MSR financing liability
Liabilities
Beginning balance	(14,088)	(22,051)	(142,435)	0
Total gain or losses included in earnings	390	(2,998)	(8,162)	798
Purchases and additions, net	(8,353)	(117,386)	(14,196)	(15,101)
Settlements	0	0	104,231	215
Ending balance	(22,051)	(142,435)	(60,562)	$ (14,088)
TRA Liability
Liabilities
Beginning balance		0	(29,380)
Total gain or losses included in earnings		2,570	25,599
Purchases and additions, net		(31,950)	0
Settlements		0	0
Ending balance	$ 0	$ (29,380)	$ (3,781)